Fair Value Measurements And Disclosure (Fair Value Leveling) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities (at fair value)	$ 870
Securities Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities (at fair value)	870	$ 581
Securities Investment [Member] | United States [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	1,061	1,142
Securities Investment [Member] | Non-US [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	256	321
Fixed Income Equities [Member] | United States [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	172	152
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		17
Liability Derivatives	(39)	(31)
Cross-Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	472	1,753
Liability Derivatives	(2,563)	(1,290)
Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	87
Liability Derivatives	(2)
Level 1 [Member] | Securities Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities (at fair value)	0	0
Level 1 [Member] | Securities Investment [Member] | United States [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	1,061	1,142
Level 1 [Member] | Securities Investment [Member] | Non-US [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	256	321
Level 1 [Member] | Fixed Income Equities [Member] | United States [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	172	0
Level 1 [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		0
Liability Derivatives	0	0
Level 1 [Member] | Cross-Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Liability Derivatives	0	0
Level 1 [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0
Liability Derivatives	0
Level 2 [Member] | Securities Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities (at fair value)	870	581
Level 2 [Member] | Securities Investment [Member] | United States [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	0	0
Level 2 [Member] | Securities Investment [Member] | Non-US [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	0	0
Level 2 [Member] | Fixed Income Equities [Member] | United States [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	0	152
Level 2 [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		17
Liability Derivatives	(39)	(31)
Level 2 [Member] | Cross-Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	472	1,753
Liability Derivatives	(2,563)	(1,290)
Level 2 [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	87
Liability Derivatives	(2)
Level 3 [Member] | Securities Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Securities (at fair value)	0	0
Level 3 [Member] | Securities Investment [Member] | United States [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	0	0
Level 3 [Member] | Securities Investment [Member] | Non-US [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	0	0
Level 3 [Member] | Fixed Income Equities [Member] | United States [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities (at fair value)	0	0
Level 3 [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives		0
Liability Derivatives	0	0
Level 3 [Member] | Cross-Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Liability Derivatives	0	$ 0
Level 3 [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0
Liability Derivatives	$ 0